Summary of Significant Accounting Policies Basis of Presentation - Schedule of Earnings Per Share Basic And Diluted (Detail) - USD ($)	3 Months Ended								5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 25, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 26, 2021	Sep. 26, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Allocation of net income	$ (21,878,000)					$ (17,202,000)				$ (57,186,000)	$ (48,506,000)	$ (68,292,000)	$ (77,572,000)	$ (56,517,000)
AEABridges Impact Corp [Member]
Numerator:
Allocation of net income		$ 3,892,215	$ 12,089,930	$ 8,997,219	$ 5,451,821		$ (2,244,949)	$ 19,314,054	$ (20,061,109)	$ 24,979,364	$ 22,520,926	4,822,073
Denominator:
Basic net income per common share		$ 0.01								$ 0.45
Diluted net income per common share		$ 0.01								$ 0.45
Common Stock [Member] | AEABridges Impact Corp [Member]
Numerator:
Allocation of net income		$ 568,473		0						$ 21,655,622
Denominator:
Basic weighted average shares outstanding		45,912,405								48,612,048
Basic net income per common share		$ 0.01								$ 0.45
Common Class A [Member] | AEABridges Impact Corp [Member]
Numerator:
Allocation of net income									$ (13,879,256)			$ 3,857,658
Denominator:
Basic weighted average shares outstanding									22,451,613			40,000,000
Diluted weighted average shares outstanding									22,451,613			40,000,000
Basic net income per common share					$ 0.11				$ 0.62		$ 0.45	$ 0.1
Diluted net income per common share					$ 0.11				$ (0.62)		$ 0.45	$ 0.1
Common Class A [Member] | Common Stock [Member] | AEABridges Impact Corp [Member]
Numerator:
Allocation of net income				0	$ 4,361,457						$ 18,016,741
Denominator:
Basic weighted average shares outstanding					40,000,000						40,000,000
Diluted weighted average shares outstanding					40,000,000						40,000,000
Basic net income per common share					$ 0.11						$ 0.45
Diluted net income per common share					0.11						0.45
Common Class B [Member] | AEABridges Impact Corp [Member]
Numerator:
Allocation of net income									$ (6,181,853)			$ 964,415
Denominator:
Basic weighted average shares outstanding									10,000,000			10,000,000
Diluted weighted average shares outstanding									10,000,000			10,000,000
Basic net income per common share					0.11				$ 0.62		0.45	$ 0.1
Diluted net income per common share					$ 0.11				$ (0.62)		$ 0.45	$ 0.1
Common Class B [Member] | Common Stock [Member] | AEABridges Impact Corp [Member]
Numerator:
Allocation of net income				$ 0	$ 1,090,364						$ 4,504,185
Denominator:
Basic weighted average shares outstanding					10,000,000						10,000,000
Diluted weighted average shares outstanding					10,000,000						10,000,000
Basic net income per common share					$ 0.11						$ 0.45
Diluted net income per common share					$ 0.11						$ 0.45